Note 16 - Operating Segmentation (Tables)	6 Months Ended
Apr. 30, 2022
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the three months ended	April 30, 2022				April 30, 2021
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$17,242	$-	$-	$17,242	$15,095	$-	$-	$15,095
Non-interest income	1	1,434	(42)	1,393	1	915	(41)	875
Total revenue	17,243	1,434	(42)	18,635	15,096	915	(41)	15,970

Provision for (recovery of) credit losses	78	-	-	78	(312)	-	-	(312)
	17,165	1,434	(42)	18,557	15,408	915	(41)	16,282

Non-interest expenses:
Salaries and benefits	5,586	1,140	-	6,726	4,525	428	-	4,953
General and administrative	3,761	300	(42)	4,019	2,237	187	(41)	2,383
Premises and equipment	659	363	-	1,022	598	408	-	1,006
	10,006	1,803	(42)	11,767	7,360	1,023	(41)	8,342

Income (loss) before income taxes	7,159	(369)	-	6,790	8,048	(108)	-	7,940

Income tax provision	1,744	103	-	1,847	2,153	43	-	2,196

Net income (loss)	$5,415	$(472)	$-	$4,943	$5,895	$(151)	$-	$5,744

Total assets	$2,692,510	$21,386	$(21,750)	$2,692,146	$2,139,974	$17,777	$(17,994)	$2,139,757

Total liabilities	$2,347,610	$23,727	$(20,605)	$2,350,732	$1,888,732	$20,508	$(16,849)	$1,892,391
(thousands of Canadian dollars)
for the six months ended	April 30, 2022				April 30, 2021
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$34,127	$-	$-	$34,127	$29,469	$-	$-	$29,469
Non-interest income	2	2,855	(83)	2,774	(16)	2,008	(69)	1,923
Total revenue	34,129	2,855	(83)	36,901	29,453	2,008	(69)	31,392

Provision for (recovery of) credit losses	80	-	-	80	(255)	-	-	(255)
	34,049	2,855	(83)	36,821	29,708	2,008	(69)	31,647

Non-interest expenses:
Salaries and benefits	11,025	1,784	-	12,809	9,223	760	-	9,983
General and administrative	7,243	483	(83)	7,643	4,299	492	(69)	4,722
Premises and equipment	1,241	710	-	1,951	1,168	556	-	1,724
	19,509	2,977	(83)	22,403	14,690	1,808	(69)	16,429

Income (loss) before income taxes	14,540	(122)	-	14,418	15,018	200	-	15,218

Income tax provision	3,706	203	-	3,909	4,006	178	-	4,184

Net income (loss)	$10,834	$(325)	$-	$10,509	$11,012	$22	$-	$11,034

Total assets	$2,692,510	$21,386	$(21,750)	$2,692,146	$2,139,974	$17,777	$(17,994)	$2,139,757

Total liabilities	$2,347,610	$23,727	$(20,605)	$2,350,732	$1,888,732	$20,508	$(16,849)	$1,892,391